Subsequent events (Detail Textuals) - Subsequent Event [Member] - Private Placement [Member] $ / shares in Units, $ in Millions	1 Months Ended
Jul. 25, 2024 USD ($) $ / shares shares
Subsequent Event [Line Items]
Proceeds from sale of ADS | $	$ 10.0
ADS and pre-funded warrants sold to the Purchasers	4,148,867
ADS issued against pre-funded warrants	3,948,300
ADS, exercise price | $ / shares	$ 0.0001